Income and expenses	12 Months Ended
Dec. 31, 2022
Income and expenses
Income and expenses

22Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	14,946	45,929	18,505	79,380	—	79,380
Americas other than USA	523	5,752	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	17,148	24,468	76,116	117,731	—	117,731
Belgium	247	1,003	6,158	7,408	—	7,408
Asia Pacific	10,825	7,694	1,441	19,960	—	19,960
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	43,688	—	—	43,688	—	43,688
Software revenue (medical)	—	27,074	—	27,074	—	27,074
Medical devices and services	—	57,772	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	16,067	61,884	98,580	176,531	—	176,531
Goods/Services transferred over time	27,621	22,962	4,909	55,492	—	55,492
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023

	For the year ended December 31, 2021
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,981	38,507	18,652	69,140	—	69,140
Americas other than USA	501	4,576	1,220	6,297	—	6,297
Europe (without Belgium) & Africa	18,749	22,098	62,683	103,530	—	103,530
Belgium	235	1,177	5,535	6,947	—	6,947
Asia Pacific	11,436	7,010	1,090	19,536	—	19,536
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Type of goods or service
Software revenue (non-medical)	42,902	—	—	42,902	—	42,902
Software revenue (medical)	—	22,856	—	22,856	—	22,856
Medical devices and services	—	50,512	—	50,512	—	50,512
Manufacturing	—	—	89,180	89,180	—	89,180
Other	—	—	—	—	—	—
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Timing of revenue recognition
Goods/Services transferred at a point in time	19,832	54,355	85,448	159,635	—	159,635
Goods/Services transferred over time	23,070	19,013	3,732	45,815	—	45,815
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2022	2021	2020
Software revenue (non-medical)	43,688	42,902	39,054
Software revenue (medical)	27,074	22,887	19,808
Medical devices and services	57,772	50,481	41,921
Manufacturing	103,489	89,180	69,635
Other	—	—	31
Total	232,023	205,450	170,449

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2022	2021
Trade receivables, included in ‘trade and other receivables’	51,443	42,814
Contract assets / contracts in progress	643	495
Contract liabilities / deferred income / advances received on contracts	50,065	39,324

We refer to Note 18 for a detail of the deferred income. Note 18 includes a split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2022 that was included in the contract liability at the beginning of the year amounts to K€39,324. There is no revenue recognized during 2022 from performance obligations that were satisfied in the previous years.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

●	Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
●	Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front resulting in a deferred income balance.
●	Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue constraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
●	Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales includes the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(51,597)	(38,691)	(31,725)
Amortization and depreciation	(11,174)	(11,296)	(11,788)
Payroll expenses	(42,718)	(38,499)	(32,438)
Work in Progress	2,234	1,208	(495)
Total	(103,255)	(87,278)	(76,446)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(5,930)	(3,770)	(2,788)
Amortization and depreciation	(1,454)	(1,821)	(1,746)
Payroll expenses	(30,184)	(21,300)	(20,368)
Other	—	—	(2,202)
Total	(37,568)	(26,891)	(27,104)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(11,802)	(6,704)	(5,960)
Amortization and depreciation	(2,541)	(1,892)	(1,946)
Payroll expenses	(47,782)	(40,555)	(36,521)
Other	—	—	(209)
Total	(62,125)	(49,151)	(44,636)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(6,240)	(11,248)	(8,933)
Amortization and depreciation	(1,710)	(2,987)	(2,437)
Payroll expenses	(27,193)	(19,080)	(18,104)
Other	—	—	137
Total	(35,143)	(33,315)	(29,337)

22.6 Net other operating income

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2022	2021	2020
Government grants	4,932	4,466	4,473
Amortization intangibles purchase price allocation	(5,146)	(2,521)	(1,857)
Allowance for doubtful debtors	390	(58)	(244)
Capitalized expenses (asset construction)	—	223	316
Tax Credits	887	746	1,198
Fair value adjustment Materialise Motion	—	—	770
Impairment Engimplan	—	—	(2,516)
Impairment Metal Belgium (Aldema)	—	(177)	—
Indemnity fee from commercial agreement	506	—	—
COVID support Germany	681	—	—
Other	946	723	295
Total	3,196	3,402	2,436

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2022, 2021 and 2020:

	For the year ended December 31
in 000€	2022	2021	2020
Short-term employee benefits	(115,169)	(93,850)	(82,135)
Social security expenses	(19,002)	(17,076)	(15,691)
Expenses defined contribution plans	(1,463)	(1,250)	(1,150)
Other employee expenses	(12,241)	(7,259)	(8,455)
Total	(147,875)	(119,435)	(107,431)
Total registered employees at the end of the period	2,433	2,332	2,162

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
Interest expense	(2,047)	(2,435)	(2,299)
Foreign exchange losses	(1,645)	(1,258)	(2,999)
Other financial expenses	(728)	(408)	(697)
Total	(4,420)	(4,101)	(5,995)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2022	2021	2020
interest income	1,332	658	418
Foreign exchange gains	4,778	4,904	1,668
Other finance income	4	58	366
Total	6,114	5,620	2,452

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2022, 2021 and 2020:

	As of December 31,
in 000€	2022	2021	2020
Current income tax	(2,000)	(1,252)	4
Deferred income taxes	1,025	661	1,024
Total income taxes for the period	(975)	(591)	1,028

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2022, 2021 and 2020:

	Asset/(liability)			Income/(expense)
in 000€	2022	2021	2020	2022	2021	2020
Tax losses, notional interest deduction and other tax credits	3,134	2,162	1,823	—	—	—
Amortization development assets and other intangible assets	328	136	75	—	—	—
Depreciation property, plant & equipment	40	55	125	—	—	—
Leases	72	35	—	—	—	—
Other items	—	274	77	—	—	—
Total deferred tax assets	3,574	2,662	2,100	4,580	687	1,033
Property, plant & equipment	(274)	(850)	(209)	—	—	—
Intangible assets	(5,470)	(5,757)	(6,414)	—	—	—
Deferred income	(778)	—	—	—	—	—
Investment grants	(178)	(199)	(227)	—	—	—
Inventory valuation	—	—	(31)	—	—	—
Total deferred tax liabilities	(6,700)	(6,806)	(6,881)	(3,554)	(26)	(9)
Netting	2,388	2,435	1,899	—	—	—
Total deferred tax assets, net	1,186	227	201	—	—	—
Total deferred tax liabilities, net	(4,312)	(4,371)	(4,982)	—	—	—
Total deferred tax income (expense)	—	—	—	1,025	661	1,024

The Group has unused tax losses and unused Innovation Income Deduction in an amount of K€87,558 for 2022 (2021: K€48,648; 2020: K€43,172) of which K€45,245 for 2022 (2021: K€35,578; 2020: K€27,878) relating to Materialise NV.

With respect to the unused tax losses and Innovation Income Deduction of Materialise NV, we recognized a deferred tax asset of € 0.2 million as at December 31, 2022. No deferred tax assets were recognized in respect of these carry-overs as at December 31, 2021 or December 31, 2020. Under the Belgian Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis, the Group determined that no additional deferred tax assets should be recognized with respect to unused tax losses and Innovation Income Deduction carried forward at the level of Materialise NV, other than as described above, as at December 31, 2022.

With respect to the unused tax losses of the other entities, we carried as at December 31, 2022 a deferred tax asset of € 1.6 million for Materialise USA related to losses carried forward from the acquired entities Link3D and Identify3D. No deferred tax assets were recognized in respect of unused tax losses carried over at the level of other entities as at December 31, 2021 or 2020, except for our tax unity in Germany where we recorded a deferred tax asset of € 0.3 million related to 2020 losses and Materialise Motion where we recorded a deferred tax asset of € 1.8 million against a deferred tax liability of € 2.0 million. The deferred tax liability of K€6,700 as at December 31, 2022 mainly relates to the intangibles that have been recognized in connection with business combinations (ACTech, Materialise Motion, Link3D and Identify3D).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2022	2021	2020
Profit (loss) before taxes	(1,178)	13,736	(8,221)
Income tax at statutory rate of 25%	295	(3,432)	2,045
Effect of different local tax rate	39	12	529
Tax adjustments to the previous period	84	88	(231)
Non-deductible expenses	(431)	(354)	(584)
Research and development tax credits	177	398	375
Innovation income deduction	—	2,847	—
Non recognition of deferred tax asset	(1,706)	(407)	(723)
Recognition of previously unrecognized tax losses	548	—	—
Non-taxable income	406	350	503
Use of previous years' tax losses and tax credits for which no deferred tax assets was recognized	243	163	135
Taxes on other basis	(149)	(71)	(993)
Other	(481)	(185)	(28)
Income tax benefit (expense) as reported in the consolidated income statement	(975)	(591)	1,028